Geographic Information for Offshore Drilling Operations	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information
17. Geographic information for offshore drilling operations

The revenue shown in the table below is revenue per country based upon the location where the drilling takes place:
	2009	2010	2011

Ghana	$230,815	$227,649	$230,018
Turkey	-	176,228	50,183
Norway	123,306	(715)	-
Brazil	-	-	(617)
UK	19,404	-	-
Greenland	-	-	253,125
Ivory Coast	-	-	89,686
Tanzania	-	-	78,424
Total leasing and service revenues	$373,525	$403,162	$700,819

The drilling units Leiv Eiriksson, Eirik Raude, Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos constitute the Company's long lived assets.